Annual Fund Operating Expenses - Simplify US Equity PLUS Managed Futures Strategy ETF	Dec. 03, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 4, 2026
Simplify US Equity PLUS Managed Futures Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.03%	[2]
Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.10%	[3]

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s initial fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund’s adviser has contractually agreed, through at least December 4, 2026, to reduce its management fees to 0.07% of the Fund’s average daily net assets. This agreement may be terminated only by the Simplify Exchange Traded Funds’ Board of Trustees.